Business Combination, Significant Transaction and Sale of Business	12 Months Ended
Dec. 31, 2024
Business Combination, Significant Transaction and Sale of Business [Abstract]
BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

NOTE 3:- BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

i.	Sapiens

a.	Acquisition of Sapiens Software Solutions (Decision) Ltd. minority shares:

In the first quarter of 2024, Sapiens acquired the remaining 7% of the outstanding shares of Sapiens Software Solutions (Decision) Ltd.for a total amount of $4.1 million.

b.	Acquisition of NCDC S.A (” NCDC “):

On December 4, 2023 (the Acquisition date), Sapiens completed the acquisition of 100% of the outstanding shares of NCDC, a Polish entity that provides services which allows quick set up of insurance systems through automation and digitalization for P&C (Property and Casualty) insurance products. The acquisition of NCDC expands Sapiens’ ability to support its software products mainly in the Nordic region.

The purchase price amounted to $11,667 in total, of which, $10,179 were paid in cash on the acquisition date, $1,063 are deferred payments ($638 to be paid after 12 months and $425 to be paid after 18 months from the acquisition date) and up to $425 to be paid by the end of March 2024 subject to net working capital adjustments. In addition, NCDC’s three key employees have retention-based payments over two years (2024-2025) of up to $523. These payments are subject to continued employment and therefore were not included in the purchase price and will be expensed over the requested employment period.

During 2024, Sapiens and NCDC’s former shareholders (“Sellers”) agreed on the final working capital adjustments which resulted in an additional payment of $375 to the Sellers from the Company.

Acquisition-related costs amounted to $600, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of profit or loss. The results of NCDC’s operations have been included in the consolidated financial statements from the Acquisition Date.

The following table summarizes the estimated fair values allocated to NCDC assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Current assets (including cash acquired of $2,119)	$3,786
Customer relations	4,359
Deferred tax liabilities, net	(828)
Other long-term assets	2,280
Current liabilities	(918)
Other long-term liabilities	(324)
Goodwill	3,258

Total assets acquired	$11,613

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of NCDC is primarily attributable to potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of profit or loss.

ii.	Magic Software

a.	Acquisition of Theoris Group Inc. (“Theoris”)

On April 4, 2024, Magic Software, through its wholly owned subsidiary, CoreTech Consulting Group LLC, completed the acquisition of all issued and outstanding share capital of Theoris Group Inc. ("Theoris"). Theoris is a U.S.-based provider of information technology and engineering consulting services, specializing in strategic data management, analytics, application development, cloud solutions, and the recruitment of technical personnel. Total consideration amounted to $13,096 (or $10,249 net of acquired cash), comprised of: a base purchase price of $10,000, a deferred working capital adjustment payment of $840 (of which $535 was paid on the acquisition date), and additional deferred payments totaling $2,256. The fair value of the consideration transferred was measured as of the acquisition date in accordance with the principles of IFRS 3 – Business Combinations.

The results of operations were included in the consolidated financial statements of the Company commencing April 1, 2024. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

The following table summarizes the provisional estimated fair values allocated to the Theoris acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$2,321
Intangible assets	5,205
Goodwill	5,284
Liabilities in respect of business combinations	(2,561)

Total assets acquired net of acquired cash	$10,249
b.	Acquisition of Executive Life Ltd. (“Executive”)

On October 31, 2024, Magic Software through its wholly owned subsidiary, CoreTech Consulting Group LLC, completed the acquisition of all issued and outstanding share capital of Executive Life Ltd. ("Executive"), a U.S.-based executive recruitment firm headquartered in Long Island, New York. Executive specializes in talent acquisition services across multiple sectors, including construction, information technology, marketing, accounting, finance, and manufacturing engineering, with a primary geographic focus on New York, New Jersey, Connecticut, Texas, and California. Total consideration amounted to $1,472, comprising a base purchase price of $800 (or $644 net of cash acquired) and a deferred payment of $672, payable up to one year from the acquisition date. The fair value of the consideration was measured as of the acquisition date and determined in accordance with IFRS 3 – Business Combinations.

This acquisition enhances Magic Software’s capabilities in talent acquisition and expands its consulting and professional service offerings within the U.S. market.

The results of operations of Executive Life Ltd. were included in the consolidated financial statements of the Company commencing November 1, 2024. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

The following table summarizes the provisional estimated fair values allocated to the Executive acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$244
Intangible assets	229
Goodwill	843
Liabilities in respect of business combinations	(672)

Total assets acquired net of acquired cash	$644

c.	Acquisition of nursing care business (“Adam Nursing”)

On July 3, 2024, Magic Software, through its subsidiary Minerva Ltd. (“Minerva”), entered into an Asset Purchase Agreement to acquire an operating activity of a nursing care platform business (“Adam Nursing”). The acquisition meets the definition of a business under IFRS 3, and was therefore accounted for as a business combination using the acquisition method. The total consideration paid for the acquisition was $1,596.

The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date:

Customer relationships	$529
Technology	309
Goodwill	758

Total assets acquired net of acquired cash	$1,596
d.	Acquisition of K.M.T. (M.H.) Technologies Communication Computer Ltd. (“KMT”)

On June 8, 2023, Magic Software acquired 60% of the outstanding share capital of K.M.T. (M.H.) Technologies Communication Computer Ltd. ("KMT"), an Israel-based company that provides a comprehensive range of Information and Communication Technology (ICT) solutions. KMT's services include cloud platform deployment, Voice over IP (VoIP), technical support, and the planning and implementation of computing infrastructure projects. Total consideration amounted to NIS 55,039 thousand (approximately $14,875). Upon closing, a total payment of approximately NIS 60,000 thousand was made, which included an advance payment of approximately NIS 15,000 thousand allocated to contingent consideration. The contingent consideration is subject to adjustment based on the achievement of defined operating performance targets by KMT for the years 2023 through 2025. Should KMT fail to fully achieve the agreed-upon operating results, the seller will be obligated to return all or part of the contingent consideration.

As of the acquisition date, the contingent consideration was recognized as a financial asset and measured at fair value in the amount of NIS 5,000 thousand (approximately $1,400). The fair value of the financial asset as of December 31, 2024 was NIS 9,700 thousand (approximately $2,700 thousand).

The results of operations were included in the consolidated financial statements of the Company commencing June 30, 2023. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets excluding $632 cash acquired	$197
Intangible assets	8,281
Non-controlling interests	(3,644)
Goodwill	9,410

Total assets acquired, net of acquired cash	$14,244

iii.	Matrix

a.	Acquisition of Alacer Matrix LLC (“Alacer”)

On November 13, 2024, Matrix, through its subsidiary Matrix US Holding LLC, completed the acquisition of 51% of the outstanding share capital of Alacer Matrix LLC (former: Alacer Group), which specializes in advisory services and the provision of experts in the field of governance, regulation & compliance within the U.S. financial market, for approximately $1,950 in cash, and additional contingent consideration based on Alacer’s future performance over the next three years. In addition, Matrix holds a call option to acquire the remaining outstanding share capital of Alacer.

As of the report date, the valuation underlying the purchase price allocation (PPA) to assets and liabilities has not yet been completed. Accordingly, the allocation is currently provisional, based on Matrix management’s estimates, and may be updated in subsequent periods following the completion of the valuation. Based on the provisional allocation, approximately $0.6 million of the approximately $2,104 excess purchase price was attributed to intangible assets, and the remaining balance was attributed to goodwill.

The following table summarizes the provisional estimated fair values allocated to the Alacer acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$100
Intangible assets	555
Deferred taxes	(150)
Non-controlling interests	(254)
Goodwill	1,699

Total assets acquired net of acquired cash	$1,950

b.	Acquisition of Moshe Ort Ltd. (“Ortec”)

On December 3, 2024, Matrix, through its subsidiary Matrix IT Integration and Infrastructure, acquired all of Moshe Ort Holdings Ltd., outstanding share capital (Ortec), for approximately NIS 19,495 thousand in cash (approximately $5,365), or NIS 10,026 thousand (approximately $2,759) net of acquired cash , together with an additional contingent consideration based on Ortec’s future financial performance.

Ortec imports, distributes, sells, and provides support and specification services for automated manufacturing machines for component assembly and automated inspection machines for assembly processes and components on production lines. Ortec operates in the fields of industrial, medical, and military equipment, lasers and sensors for civilian and defense applications, optical communication systems, and automotive radar systems. Ortec also serves as a representative in Israel for dozens of international manufacturers.

As of the report date, the valuation underlying the purchase price allocation (PPA) to assets and liabilities has not yet been completed. Accordingly, the allocation is currently provisional, based on Matrix management’s estimates, and may be updated in subsequent periods following the completion of the valuation. Based on the provisional allocation, NIS 11,580 thousand (approximately $3,187) of the NIS 38,600 thousand (approximately $10,622) excess purchase price was attributed to intangible assets, and the remaining balance was attributed to goodwill.

The following table summarizes the provisional estimated fair values allocated to the Ortech acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(118)
Intangible assets	3,187
Deferred taxes	(733)
Liabilities in respect of business combinations	(7,745)
Goodwill	8,168

Total assets acquired net of acquired cash	$2,759
iv.	Michpal

a.	Liram’s put option

On February 19, 2024, following the exercise of a put option, Michpal acquired the remaining 30% outstanding share capital of Liram Finance Software Ltd., (“Liram”) thereby increasing its ownership to 100% of Liram’s outstanding share capital. The total purchase consideration amounted to approximately NIS 5,250 thousand (approximately $1,449), of which NIS 1,000 thousand (approximately $276) was paid in advance to the seller in 2023.

b.	Acquisition of Heshev Information Systems (2012) Ltd. (“Heshev”)

On January 1, 2024, Michpal acquired 70% Heshev Information Systems (2012) Ltd. outstanding share capital for a total consideration of NIS 4,854 thousand (approximately $1,338) paid in cash, or NIS 4,659 thousand (approximately $1,285) net of acquired cash. Heshev develops and markets a cloud-native technology platform for managing financial and business operations for accountants, tax consultants, payroll managers, bookkeepers, and financial controllers. The platform includes, among other features, fixed asset management, preparation and submission of financial reports, as well as advanced tools for performing financial simulations and payroll calculations. Additionally, Heshev provides an online platform that enables its clients to manage their financial and business activities entirely digitally, utilizing advanced cloud technologies and providing access to up-to-date professional information.

Michpal and the seller hold mutual call and put options, respectively, for the remaining 30% share interest held by the seller in Heshev. As of December 31, 2024, the outstanding financial liability related to the put option, as reported in the statement of financial position, amounts to NIS 2,157 thousand (approximately $591).

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Heshev’s results of operations were included in the consolidated financial statements of the Company commencing January 1, 2024.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(110)
Intangible assets	1,731
Deferred taxes	(388)
Non-controlling interests	(386)
Goodwill	438

Total consideration, net of acquired cash	$1,285
c.	Acquisition of Meida Computers Software Solutions (G.D) Ltd. (“Meida”)

On July 3, 2024, Michpal acquired 60% of the shares of Meida Computers Software Solutions (G.D) Ltd, for a total consideration of NIS 47,000 thousand (approximately $12,490) or NIS 37,131 thousand. (approximately $9,867) net of acquired cash, and up to additional NIS 3,000 thousand (approximately $797) in contingent consideration, subject to the achievement of targets set in relation to Meida’s operating profit for the year 2024 (hereinafter – the “Contingent Consideration”). Meida engaged in the development and marketing of advanced solutions for recruitment and human resources management processes. Meida develops and markets “Adam Total,” the leading platform for candidate recruitment and screening, which integrates artificial intelligence technologies for candidate sourcing and matching, as well as advanced analytical tools for performance analysis and data-driven decision-making.

As of the acquisition date, the Company did not recognize a liability in respect of the Contingent Consideration, as it assessed that the conditions for payment of the Contingent Consideration would not be met.

Michpal and the seller hold mutual call and put options, respectively, for the remaining 40% share interest held by the seller in Meida.

As of December 31, 2024, the outstanding financial liability related to the put option, as reported in the statement of financial position, amounts to NIS 19,264 thousand (approximately $5,282).

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Meida’s results of operations were included in the consolidated financial statements of the Company commencing July 3, 2024.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(2,254)
Intangible assets	9,082
Deferred taxes	(2,031)
Non-controlling interests	(2,968)
Goodwill	8,038

Total consideration, net of acquired cash	$9,867

d.	Acquisition of Y-IT Ltd. (“Y-IT”)

On October 13, 2024, Michpal acquired 60% of the outstanding share capital of Y-IT, for a total consideration of NIS 82,523 thousand (approximately $22,243) or NIS 70,268 thousand (approximately $18,940) net of acquired cash, and committed to pay the seller additional contingent consideration subject to Y-IT’s operating profit for the year 2024 (hereinafter – the “Contingent Consideration”). Y-IT engaged in the development and marketing of a technology platform for managing and optimizing transportation operations and vehicle fleets for companies in the transportation sector. The platform is based on algorithms and automation processes, monitoring tools, attendance data processing and preliminary payroll calculations, advanced financial management tools tailored for the transportation sector, as well as analytical tools for performance management and operational optimization. Y-IT serves over 550 clients in the Israeli transportation industry.

As of the acquisition date, Michpal recognized a liability for the contingent consideration in the amount of NIS 6,496 thousand (approximately $1,751).

Additionally, Michpal and seller hold mutual call and put options, respectively, for the remaining 40% share interest held by the seller in Y-IT.  As of December 31, 2024, the outstanding financial liability related to the put option, as reported in the statement of financial position, amounted to NIS 44,850 thousand (approximately $12,298).

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Y-IT’s results of operations were included in the consolidated financial statements of the Company commencing October 13, 2024.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(2,193)
Intangible assets	17,264
Deferred taxes	(3,971)
Non-controlling interests	(5,739)
Liabilities in respect of business combinations	(1,751)
Goodwill	15,330

Total consideration, net of acquired cash	$18,940

e.	Acquisition of Paperless Ltd. (“Paperless”)

On December 24, 2024, Michpal acquired 70% of the outstanding share capital of Paperless, for a total consideration of NIS 8,500 thousand (approximately $2,331) or NIS 6,909 thousand (approximately $1,894) net of acquired cash (of which NIS 2,805 thousand (approximately $769) was paid in January 2025), and committed to pay the seller additional contingent consideration subject to Paperless’ operating profit for the years 2024 through 2026 (hereinafter – the “Contingent Consideration”). Paperless is the developer of the cloud-based Paperless platform for digital and online paperless accounting management. The platform is designed for finance professionals, accountants, and tax advisors, and integrates advanced technologies for the automation of accounting processes, including digital invoice processing and automatic journal entry recording. The platform helps its clients improve the efficiency, convenience, and reliability of their financial reporting processes.

As of the acquisition date, Michpal recognized a liability for the contingent consideration in the amount of approximately NIS 18,591 thousand (approximately $5,098).

Additionally, Michpal and seller hold mutual call and put options, respectively, for the remaining 30% share interest held by the seller in Paperless. As of December 31, 2024, the outstanding financial liability related to the put option, as reported in the statement of financial position, amounted to NIS 8,046 thousand (approximately $2,305).

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Paperless’ results of operations were included in the consolidated financial statements of the Company commencing December 31, 2024.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$91
Intangible assets	7,682
Deferred taxes	(1,767)
Non-controlling interests	(1,933)
Liabilities in respect of business combinations	(5,867)
Goodwill	2,919

Total consideration, net of acquired cash	$1,125

f.	Acquisition of Emalogic Software Ltd. (“Emalogic”)

On June 22, 2023, Michpal acquired 75% of the share capital of Emalogic, for a total consideration of NIS 23,762 thousand (approximately $6,422) or NIS 14,409 thousand (approximately $3,894) net of acquired cash. Emalogic, an Israeli-based company, is a software service provider that specializes in the development of mission-critical systems, starting from the characterization phase and through the maintenance phase. Emalogic holds extensive knowledge in the field of UX and UI, allowing it to provide a complete end-to-end software solution. Emalogic operates in 4 main sectors - financial, automotive, freight and cloud.

Michpal and the seller hold mutual call and put options, respectively, for the remaining 25% share interest held by seller in Emalogic. As of the acquisition date, the outstanding financial liability related to the put option, as reported in the statement of financial position, amounted to NIS 5,900 thousand (approximately $1,595).

Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Emalogic’s results of operations were included in the consolidated financial statements of the Company commencing June 30, 2023.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(1,847)
Intangible assets	3,006
Deferred taxes	(692)
Liabilities in respect of business combinations	(443)
Non-controlling interests	(749)
Goodwill	4,619

Total consideration, net of acquired cash	$3,894

v.	Formula

On March 31, 2024 Ofek (a directly held subsidiary) acquired 100% of the outstanding share capital of Yona Engineering Consulting & Management Ltd (“Yona”). On October 1, 2024 the Company acquired 51% of the outstanding share capital of Hashahar Telecom and Electricity Ltd., (“Hashahar”). The acquisitions of both Yona and Hashahar, individually and in the aggregate, were not material. The aggregate consideration for the acquisition of both Yona and Hashahar was $1,282, net of acquired cash. Acquisition-related costs were immaterial. Yona’s and Hashahar’s results of operations were included in the consolidated financial statements of the Company since their respective acquisition dates.

Net assets excluding cash acquired	$552
Intangible assets	3,020
Deferred taxes	(695)
Liabilities in respect of business combinations	(2,214)
Non-controlling interests	(1,173)
Goodwill	1,792

Total assets acquired net of acquired cash	$1,282